Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2019	Sep. 30, 2018
Condensed Consolidated Balance Sheets
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares, issued	12,589,857	11,932,000
Common stock, shares, outstanding	12,589,857	11,932,000